Annual Operating Expenses {- Fidelity ZERO Total Market Index Fund} - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-05 - Fidelity ZERO Total Market Index Fund - Fidelity ZERO Total Market Index Fund
Dec. 30, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none